Shareholder Report, Line Graph (Details) - USD ($)				1 Months Ended		2 Months Ended	3 Months Ended	4 Months Ended		5 Months Ended	6 Months Ended	7 Months Ended		8 Months Ended	9 Months Ended	10 Months Ended		11 Months Ended	12 Months Ended	13 Months Ended	16 Months Ended	19 Months Ended	22 Months Ended	25 Months Ended	28 Months Ended	31 Months Ended	34 Months Ended	36 Months Ended
	Sep. 30, 2024	Sep. 23, 2024	Sep. 12, 2022	Oct. 31, 2024	Sep. 30, 2022	Nov. 30, 2024	Dec. 31, 2024	Jan. 31, 2025	Dec. 31, 2022	Feb. 28, 2025	Mar. 31, 2025	Apr. 30, 2025	Mar. 31, 2023	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Jun. 30, 2023	Aug. 31, 2025	Aug. 31, 2025	Sep. 30, 2023	Dec. 31, 2023	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Mar. 31, 2025	Jun. 30, 2025	Aug. 31, 2025
C000252269
Account Value [Line Items]
Line Graph and Table Measure Name																			THOR Index Rotation ETF
Accumulated Value	$ 10,056	$ 10,000		$ 9,960		$ 10,600	$ 10,337	$ 10,562		$ 10,353	$ 10,004	$ 10,498		$ 11,160	$ 11,733	$ 11,918		$ 12,154
C000236830
Account Value [Line Items]
Line Graph and Table Measure Name																			THOR Equal Weight Low Volatility ETF
Accumulated Value			$ 10,000		$ 9,116				$ 9,917				$ 9,864				$ 10,186			$ 9,780	$ 10,502	$ 11,267	$ 11,068	$ 11,966	$ 11,503	$ 11,311	$ 11,980	$ 12,395
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name																			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	$ 10,079	$ 10,000		$ 9,987		$ 10,574	$ 10,322	$ 10,609		$ 10,471	$ 9,881	$ 9,814		$ 10,431	$ 10,962	$ 11,208		$ 11,435
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name																			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			$ 10,000		$ 8,731				$ 9,391				$ 10,095				$ 10,978			$ 10,618	$ 11,860	$ 13,112	$ 13,674	$ 14,478	$ 14,827	$ 14,194	$ 15,747	$ 16,427